                Genworth Life of New York VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017
                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

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This prospectus, dated May 1, 2007, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation NY" in our marketing materials.

This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/


/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

DWS Variable Series II:
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares
DWS Technology VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Total Return Fund -- Class 1 Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio 1
JPMorgan Insurance Trust Core Bond Portfolio 1
JPMorgan Insurance Trust Diversified Equity Portfolio 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1
JPMorgan Insurance Trust Equity Index Portfolio 1
JPMorgan Insurance Trust Government Bond Portfolio 1
JPMorgan Insurance Trust Intrepid Growth Portfolio 1
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1

J.P. Morgan Series Trust II:
Bond Portfolio
International Equity Portfolio
Mid Cap Value Portfolio
Small Company Portfolio
U.S. Large Cap Core Equity Portfolio

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions......................................................  5

Fee Tables.......................................................  6
   Examples......................................................  8

Synopsis.........................................................  8

Condensed Financial Information.................................. 11

Financial Statements............................................. 11

The Company...................................................... 11

The Separate Account............................................. 11
   The Portfolios................................................ 11
   Subaccounts................................................... 12
   Voting Rights................................................. 17
   Asset Allocation Program...................................... 18

The Guarantee Account............................................ 23

Charges and Other Deductions..................................... 23
   Transaction Expenses.......................................... 24
     Surrender Charge............................................ 24
     Exceptions to the Surrender Charge.......................... 25
   Deductions from the Separate Account.......................... 25
   Other Charges................................................. 25

The Contract..................................................... 26
   Purchase of the Contract...................................... 26
   Ownership..................................................... 26
   Assignment.................................................... 27
   Purchase Payments............................................. 27
   Valuation Day and Valuation Period............................ 27
   Allocation of Purchase Payments............................... 27
   Enhanced Payment Benefit Option............................... 28
   Valuation of Accumulation Units............................... 28

Transfers........................................................ 29
   Transfers Before the Annuity Commencement Date................ 29
   Transfers from the Guarantee Account to the Subaccounts....... 29
   Transfers from the Subaccounts to the Guarantee Account....... 29
   Transfers Among the Subaccounts............................... 29
   Telephone/Internet Transactions............................... 30
   Confirmation of Transactions.................................. 31
   Special Note on Reliability................................... 31
   Transfers by Third Parties.................................... 31
   Special Note on Frequent Transfers............................ 31
   Dollar Cost Averaging Program................................. 33
   Portfolio Rebalancing Program................................. 33
   Guarantee Account Interest Sweep Program...................... 34

Surrenders and Partial Withdrawals............................... 34
   Surrenders and Partial Withdrawals............................ 34
   Systematic Withdrawal Program................................. 35


The Death Benefit................................................  36
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...........................................  36
   When We Calculate The Death Benefit...........................  37
   Death of an Owner or Joint Owner Before the Annuity
     Commencement Date...........................................  37
   Death of Owner, Joint Owner or Annuitant After Income
     Payments Begin..............................................  38

Income Payments..................................................  38
   Optional Payment Plans........................................  40
   Variable Income Payments......................................  40
   Transfers After the Annuity Commencement Date.................  41

Tax Matters......................................................  41
   Introduction..................................................  41
   Taxation of Non-Qualified Contracts...........................  41
   Section 1035 Exchanges........................................  44
   Qualified Retirement Plans....................................  44
   Federal Income Tax Withholding................................  46
   State Income Tax Withholding..................................  47
   Tax Status of the Company.....................................  47
   Changes in the Law............................................  47

Requesting Payments..............................................  47

Sale of the Contracts............................................  47

Additional Information...........................................  49
   Owner Questions...............................................  49
   Return Privilege..............................................  49
   State Regulation..............................................  49
   Evidence of Death, Age, Gender, Marital Status or Survival....  49
   Records and Reports...........................................  49
   Other Information.............................................  50
   Legal Proceedings.............................................  50

Appendix -- Condensed Financial Information...................... A-1

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
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Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   ------------------
 Transfer Charge                                       $10.00/3/
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/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
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Annual Contract Charge                                             $30.00/1/
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Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
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                                                  Annuitant (Joint       Either Annuitant Over
                                                  Annuitant, if any) Age Age 70 at Issue
                                                  70 or Younger at Issue
                                                  --------------------------------------------
  Mortality and Expense Risk Charge                        1. 30%                 1.50%
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  Administrative Expense Charge                          0.15%/2/              0.15%/2/
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Optional Benefits
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  Enhanced Payment Benefit Option                        0.15%/2/              0.15%/2/
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Maximum Total Separate Account Annual Expenses/3/           1.60%                 1.80%
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/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.

/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/              Minimum Maximum
---------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)    0.40%   1.61%
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/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.61%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $950       $1,742      $2,461       $4,119

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $389       $1,181      $1,993       $4,119

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the Optional

Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix to this prospectus for tables of the Accumulation Unit values.

FINANCIAL STATEMENTS

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 313-5282, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments to the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.


                        Subaccount Investing In                     Investment Objective
                        ----------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Capital Appreciation     Seeks to provide growth of capital.
INSURANCE FUNDS         Fund -- Series I shares
                        ----------------------------------------------------------------------------
                        AIM V.I. Global Real Estate Fund  Seeks to achieve high total return.
                        -- Series II shares
                        ----------------------------------------------------------------------------
                        AIM V.I. Large Cap Growth Fund    Seeks to provide long-term growth of
                        -- Series I shares                capital
                        ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Growth and      Long-term growth of capital.
VARIABLE PRODUCTS       Income Portfolio -- Class B
SERIES FUND, INC.       ----------------------------------------------------------------------------
                        AllianceBernstein Large Cap       Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --        Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Class I                           secondary objective.
INC.                    ----------------------------------------------------------------------------
                        VP International Fund -- Class I  Seeks capital growth.

                        ----------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I       Seeks long-term capital growth.

                        ----------------------------------------------------------------------------
                        VP Value Fund -- Class I          Seeks long-term capital growth.
                                                          Income is a secondary objective.
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --   Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                          strategy that seeks to protect against
INC.                                                      U.S. inflation.
                        ----------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios     Seeks investment returns that are
                        MidCap Stock Portfolio -- Initial greater than the total return
                        Shares                            performance of publicly traded
                                                          common stocks of medium-size
                                                          domestic companies in the aggregate
                                                          as represented by the Standard &
                                                          Poor's 400 MidCap Index.
                        ----------------------------------------------------------------------------
                        Dreyfus Variable Investment Fund  Seeks as high a level of current income
                        -- Money Market Portfolio         as is consistent with the preservation of
                                                          capital./1/
                        ----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks to provide growth of capital.       A I M Advisors, Inc.

-----------------------------------------------------------------------------
Seeks to achieve high total return.       A I M Advisors, Inc. (subadvised by
         INVESCO Institutional (N.A.), Inc.)
-----------------------------------------------------------------------------
Seeks to provide long-term growth of      A I M Advisors, Inc.
capital
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
Seeks capital growth. Income is a         American Century Investment
secondary objective.                      Management, Inc.
-----------------------------------------------------------------------------
Seeks capital growth.                     American Century Global
                                          Investment Management, Inc.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
                                          Management, Inc.
-----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
Income is a secondary objective.          Management, Inc.
-----------------------------------------------------------------------------
Pursues long-term total return using a    American Century Investment
strategy that seeks to protect against    Management, Inc.
U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
-----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
-----------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


                       Subaccount Investing In                     Investment Objective
                       ---------------------------------------------------------------------------
                       The Dreyfus Socially Responsible  Seeks capital growth, with current
                       Growth Fund, Inc. -- Initial      income as a secondary objective.
                       Shares
                       ---------------------------------------------------------------------------
DWS VARIABLE SERIES II DWS Dreman High Return Equity     The portfolio seeks to achieve a high
                       VIP -- Class B Shares             rate of total return.

                       ---------------------------------------------------------------------------
                       DWS Dreman Small Mid Cap          The portfolio seeks long-term capital
                       Value VIP -- Class B Shares       appreciation.

                       ---------------------------------------------------------------------------
                       DWS Technology VIP -- Class B     The portfolio seeks growth of capital.
                       Shares
                       ---------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                    income.
                       ---------------------------------------------------------------------------
                       VT Worldwide Health Sciences      Seeks long-term capital growth by
                       Fund                              investing in a worldwide and
                                                         diversified portfolio of health sciences
                                                         companies.
                       ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
INSURANCE PRODUCTS     Service Class 2
FUND









                       ---------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                       Service Class 2                   will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                       ---------------------------------------------------------------------------
                       VIP Mid Cap Portfolio -- Service  Seeks long-term growth of capital.
                       Class 2

                       ---------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Income Securities Fund   Seeks to maximize income while
VARIABLE INSURANCE     -- Class 2 Shares                 maintaining prospects for capital
PRODUCTS TRUST                                           appreciation. The fund normally
                                                         invests in both equity and debt
                                                         securities. The fund seeks income by
                                                         investing in corporate, foreign and
                                                         U.S. Treasury bonds as well as stocks
                                                         with dividend yields the manager
                                                         believes are attractive.
                       ---------------------------------------------------------------------------
                       Franklin Large Cap Growth         Seeks capital appreciation. The fund
                       Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                         capitalization companies and normally
                                                         invests predominantly in equity
                                                         securities.
                       ---------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks capital growth, with current       The Dreyfus Corporation
income as a secondary objective.

---------------------------------------------------------------------------
The portfolio seeks to achieve a high    Deutsche Asset Management
rate of total return.                    (subadvised by Dreman Value
                                         Management L.L.C.)
---------------------------------------------------------------------------
The portfolio seeks long-term capital    Deutsche Asset Management
appreciation.                            (subadvised by Dreman Value
                                         Management L.L.C.)
---------------------------------------------------------------------------
The portfolio seeks growth of capital.   Deutsche Asset Management

---------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
---------------------------------------------------------------------------
Seeks long-term capital growth by        OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
---------------------------------------------------------------------------
Seeks long-term capital appreciation.    Fidelity Management & Research
                                         Company (FMR) (subadvised by
                                         FMR Co., Inc. (FMRC), Fidelity
                                         Research & Analysis Company
                                         (FRAC), Fidelity Management &
                                         Research (U.K.) Inc. (FMR U.K.),
                                         Fidelity International Investment
                                         Advisors (FIAA), Fidelity
                                         International Investment Advisors
                                         (U.K.) Limited (FIAA(U.K.)L), and
                                         Fidelity Investments Japan Limited
                                         (FIJ))
---------------------------------------------------------------------------
Seeks reasonable income. The fund        FMR (subadvised by FMRC, FRAC,
will also consider the potential for     FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
---------------------------------------------------------------------------
Seeks long-term growth of capital.       FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
---------------------------------------------------------------------------
Seeks to maximize income while           Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities. The fund seeks income by
investing in corporate, foreign and
U.S. Treasury bonds as well as stocks
with dividend yields the manager
believes are attractive.
---------------------------------------------------------------------------
Seeks capital appreciation. The fund     Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies and normally
invests predominantly in equity
securities.
---------------------------------------------------------------------------


                   Subaccount Investing In                      Investment Objective
                   -----------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with
                   Class 2 Shares                    income as a secondary goal. The fund
                                                     normally invests primarily in equity
                                                     securities of companies the manager
                                                     believes are undervalued. The fund
                                                     also invests, to a lesser extent in risk
                                                     arbitrage securities and distressed
                                                     companies.
                   -----------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The
                   Fund -- Class 2 Shares            fund normally invests at least 80% of
                                                     its net assets in investments of issuers
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   -----------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return. The fund
                   Fund -- Class 2 Shares            normally invests in equity securities of
                                                     companies of any country, debt
                                                     securities of companies and
                                                     governments of any country, and in
                                                     money market securities. The fund
                                                     normally invests substantially to
                                                     primarily in equity securities.
                   -----------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   -----------------------------------------------------------------------------
GE INVESTMENTS     Total Return Fund -- Class 1      Seeks the highest total return
FUNDS, INC.        Shares                            composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   -----------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while
TRUST              Balanced Portfolio 1              preserving capital.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core     Seeks to maximize total return by
                   Bond Portfolio 1                  investing primarily in a diversified
                                                     portfolio of intermediate- and long-
                                                     term debt securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide high total return from
                   Diversified Equity Portfolio 1    a portfolio of selected equity securities.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks growth of capital and,
                   Diversified Mid Cap Growth        secondarily, current income by
                   Portfolio 1                       investing primarily in equity securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity   Seeks investment results that
                   Index Portfolio 1                 correspond to the aggregate price and
                                                     dividend performance of securities in
                                                     the Standard & Poor's 500 Composite
                                                     Stock Price Index (S&P 500 Index).
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks a high level of current income
                   Government Bond Portfolio 1       with liquidity and safety of principal.

                   -----------------------------------------------------------------------------

                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in equity
securities of companies the manager
believes are undervalued. The fund
also invests, to a lesser extent in risk
arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of      (subadvised by Franklin Templeton
its net assets in investments of issuers   Investment Management, Limited)
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
-------------------------------------------------------------------------------
Seeks high total return. The fund          Templeton Investment Counsel, LLC
normally invests in equity securities of   (subadvised by Franklin Templeton
companies of any country, debt             Investment Management, Limited)
securities of companies and
governments of any country, and in
money market securities. The fund
normally invests substantially to
primarily in equity securities.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks to provide total return while        JPMorgan Investment Advisors Inc,
preserving capital.                        an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase.
term debt securities.
-------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Advisors Inc,
a portfolio of selected equity securities. an indirect, wholly-owned subsidiary of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks growth of capital and,               JPMorgan Investment Advisors Inc,
secondarily, current income by             an indirect, wholly-owned subsidiary
investing primarily in equity securities.  of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks a high level of current income       JPMorgan Investment Advisors Inc,
with liquidity and safety of principal.    an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------


                     Subaccount Investing In                      Investment Objective
                     -----------------------------------------------------------------------------
                     JPMorgan Insurance Trust          Seeks to provide long-term capital
                     Intrepid Growth Portfolio 1       growth.

                     -----------------------------------------------------------------------------
                     JPMorgan Insurance Trust          Seeks long-term capital growth by
                     Intrepid Mid Cap Portfolio 1      investing primarily in equity securities
                                                       of companies with intermediate
                                                       capitalizations.
                     -----------------------------------------------------------------------------
J.P. MORGAN SERIES   Bond Portfolio                    Seeks high total return consistent with
TRUST II                                               moderate risk of capital and
                                                       maintenance of liquidity.
                     -----------------------------------------------------------------------------
                     International Equity Portfolio    Seeks to provide high total return from
                                                       a portfolio of equity securities of
                                                       foreign companies.
                     -----------------------------------------------------------------------------
                     Mid Cap Value Portfolio           Seeks growth from capital
                                                       appreciation.

                     -----------------------------------------------------------------------------
                     Small Company Portfolio           Seeks to provide high total return from
                                                       a portfolio of small company stocks.

                     -----------------------------------------------------------------------------
                     U.S. Large Cap Core Equity        Seeks to provide high total return from
                     Portfolio                         a portfolio of selected equity securities.

                     -----------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock     The fund's investment objective is to
INSURANCE TRUST      Series -- Service Class Shares    seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
                     -----------------------------------------------------------------------------
                     MFS(R) Strategic Income Series -- The fund's investment objective is to
                     Service Class Shares              seek total return with an emphasis on
                                                       high current income, but also
                                                       considering capital appreciation. The
                                                       fund's objective may be changed
                                                       without shareholder approval.
                     -----------------------------------------------------------------------------
                     MFS(R) Total Return Series --     The fund's investment objective is to
                     Service Class Shares              seek total return. The fund's objective
                                                       may be changed without shareholder
                                                       approval.
                     -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Capital               Seeks capital appreciation by investing
ACCOUNT FUNDS        Appreciation Fund/VA -- Service   in securities of well-known established
                     Shares                            companies.
                     -----------------------------------------------------------------------------
                     Oppenheimer Main Street           Seeks high total return (which includes
                     Fund/VA -- Service Shares         growth in the value of its shares as
                                                       well as current income) from equity
                                                       and debt securities.
                     -----------------------------------------------------------------------------
                     Oppenheimer Main Street Small     Seeks capital appreciation.
                     Cap Fund/VA -- Service Shares
                     -----------------------------------------------------------------------------

                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Advisors Inc,
growth.                                    an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase.
-------------------------------------------------------------------------------
Seeks long-term capital growth by          JPMorgan Investment Advisors Inc,
investing primarily in equity securities   an indirect, wholly-owned subsidiary
of companies with intermediate             of JPMorgan Chase.
capitalizations.
-------------------------------------------------------------------------------
Seeks high total return consistent with    J.P. Morgan Investment
moderate risk of capital and               Management, Inc., a subsidiary of
maintenance of liquidity.                  J.P. Morgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of equity securities of        Management, Inc., a subsidiary of
foreign companies.                         J.P. Morgan Chase & Co.
-------------------------------------------------------------------------------
Seeks growth from capital                  J.P. Morgan Investment
appreciation.                              Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of small company stocks.       Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of selected equity securities. Management, Inc., a subsidiary of
                                           J.P. Morgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return with an emphasis on      Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
-------------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
-------------------------------------------------------------------------------
Seeks high total return (which includes    OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
-------------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

-------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
                Subaccount Investing In              Investment Objective                  as applicable)
                -------------------------------------------------------------------------------------------------
PIMCO VARIABLE  High Yield Portfolio --     Seeks maximum total return,             Pacific Investment Management
INSURANCE TRUST Administrative Class Shares consistent with preservation of capital Company LLC and prudent investment management.
                                            Invests at least 80% of its assets in a
                                            diversified portfolio of high yield
                                            securities ("junk bonds") rated below
                                            investment grade but rated at least Caa
                                            by Moody's or CCC by S&P, or, if
                                            unrated, determined by PIMCO to be
                                            of comparable quality, subject to a
                                            maximum of 5% of its total assets in
                                            securities rated Caa by Moody's or
                                            CCC by S&P, or, if unrated,
                                            determined by PIMCO to be of
                                            comparable quality.
                -------------------------------------------------------------------------------------------------
                Low Duration Portfolio --   Seeks maximum total return,             Pacific Investment Management
                Administrative Class Shares consistent with preservation of capital Company LLC and prudent investment management.
                -------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including distribution of the contracts.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.15% to 0.25%. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       High Yield Portfolio -- Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., DWS Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds and PIMCO Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. These models are available effective May 1, 2007. If you purchased your contract prior to May 1, 2007, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of August 17, 2007, or the Valuation Day we receive instructions from you to participate in the updated Model. On that day, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
    Conservative        Conservative            Moderate           Aggressive            Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                     Portfolios                          Model A Model B Model C Model D Model E
--------------------------------------------------------------------------------------------------------------------------------
Equities
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                 2%      3%      5%      6%      8%
                            ----------------------------------------------------------------------------------------------------
                            Fidelity(R) Variable Insurance Products Fund --
                            VIP Equity-Income Portfolio -- Service Class 2                  1%      3%      4%      6%      7%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Diversified Equity Portfolio 1         1%      3%      4%      5%      6%
                            ----------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Equity Index Portfolio 1               1%      2%      3%      5%      6%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Fidelity(R) Variable Insurance Products Fund --
                            VIP Contrafund Portfolio -- Service Class 2                     1%      3%      5%      7%      8%
                            ----------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Growth Portfolio 1            2%      4%      5%      7%      9%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1    2%      2%      4%      4%      6%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Core              Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Small Cap Fund/VA -- Service Shares     1%      2%      3%      4%      5%
--------------------------------------------------------------------------------------------------------------------------------
International Value         Franklin Templeton Variable Insurance Products Trust --
                            Templeton Foreign Securities Fund -- Class 2 Shares             5%      9%     14%     18%     23%
--------------------------------------------------------------------------------------------------------------------------------
International Growth        American Century Variable Portfolios, Inc. --
                            VP International Fund -- Class I                                4%      8%     12%     16%     20%
--------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate    AIM Variable Insurance Funds --
                            AIM V.I. Global Real Estate Fund -- Series II shares            0%      1%      1%      2%      2%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                       20%     40%     60%     80%    100%
--------------------------------------------------------------------------------------------------------------------------------

Fixed Income
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds            PIMCO Variable Insurance Trust --
                            Low Duration Portfolio -- Administrative Class Shares          44%     33%     22%     11%      0%
--------------------------------------------------------------------------------------------------------------------------------
Government Bonds            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Government Bond Portfolio 1           14%     10%      7%      3%      0%
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Core Bond Portfolio 1                 14%     11%      7%      4%      0%
--------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund      8%      6%      4%      2%      0%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                   80%     60%     40%     20%      0%
--------------------------------------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

  Number of
  Completed     Surrender Charge
Years Since We as a Percentage of
 Received the  the Surrendered or
   Purchase        Withdrawn
   Payment      Purchase Payment
---------------------------------
      0                8%
      1                8%
      2                7%
      3                7%
      4                6%
      5                5%
      6                4%
      7                2%
  8 or more            0%
---------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as:
(a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the

Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Enhanced Payment Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount.

You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

            Annuitant's Contract  Death
End of Year     Age      Value   Benefit
-----------------------------------------
     1          76      $103,000 $103,000
     2          77       112,000  112,000
     3          78        90,000  112,000
     4          79       135,000  135,000
     5          80       130,000  135,000
     6          81       150,000  150,000
     7          82       125,000  135,000
     8          83       145,000  145,000
-----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:

        Purchase Contract  Death
 Date   Payment   Value   Benefit
---------------------------------
3/31/06  $5,000  $ 5,000  $ 5,000
3/31/10      --   10,000   10,000
3/31/11      --    7,000   10,000
---------------------------------

If a withdrawal of $3,500 is made on March 31, 2011, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2010;

  (ii) due proof of death was provided on March 31, 2011;

 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

When We Calculate the Death Benefit

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person Who Died       Proceeds Paid
-----------------------------------------
Owner or Joint Owner      Surrender Value
(who is not an Annuitant)
-----------------------------------------
Owner or Joint Owner      Death Benefit
(who is an Annuitant)
-----------------------------------------
Annuitant                 Death Benefit
-----------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.   Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

During 2006, 2005 and 2004, $8.7 million, $5.3 million and $5.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Variable Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Variable Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares           $ 9.57            $10.03         40,015    2006
                                                                    8.92              9.57         25,009    2005
                                                                    8.49              8.92         25,078    2004
                                                                    6.65              8.49         15,406    2003
                                                                    8.92              6.65         10,256    2002
                                                                   10.00              8.92          4,333    2001
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares             11.49             16.11          6,522    2006
                                                                   10.00             11.49          1,941    2005
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                10.00             10.20          2,922    2006
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B         10.47             12.08        289,338    2006
                                                                   10.16             10.47        270,520    2005
                                                                    9.27             10.16        228,096    2004
                                                                    7.12              9.27        163,858    2003
                                                                    9.29              7.12        113,958    2002
                                                                   10.00              9.29         32,844    2001
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B           8.86              8.68        104,690    2006
                                                                    7.83              8.86        108,171    2005
                                                                    7.33              7.83         63,772    2004
                                                                    6.03              7.33         43,827    2003
                                                                    8.85              6.03         42,999    2002
                                                                   10.00              8.85         20,916    2001
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                               14.41             16.62          9,003    2006
                                                                   13.97             14.41          3,345    2005
                                                                   12.55             13.97             --    2004
                                                                    9.84             12.55             --    2003
                                                                   10.00              9.84             --    2002
-----------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                 15.10             18.60         16,250    2006
                                                                   13.53             15.10            684    2005
                                                                   11.94             13.53            310    2004
                                                                    9.73             11.94             --    2003
                                                                   10.00              9.73             --    2002
-----------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                         13.02             12.41         14,154    2006
                                                                   12.93             13.02          8,368    2005
                                                                   11.86             12.93            989    2004
                                                                    9.63             11.86             --    2003
                                                                   10.00              9.63             --    2002
-----------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                          $14.73            $17.23         15,632    2006
                                                                     14.23             14.73         10,661    2005
                                                                     12.63             14.23          2,261    2004
                                                                      9.94             12.63            275    2003
                                                                     10.00              9.94             --    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.96              9.97         21,871    2006
                                                                     10.00              9.96          5,721    2005
-------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --         15.36             16.32          5,551    2006
   Initial Shares                                                    14.28             15.36          2,063    2005
                                                                     12.66             14.28          1,138    2004
                                                                      9.75             12.66          1,108    2003
                                                                     10.00              9.75             --    2002
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio          9.93             10.23         18,433    2006
                                                                      9.81              9.93         14,505    2005
                                                                      9.90              9.81         16,920    2004
                                                                      9.99              9.90           4.74    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --               8.02              8.63         15,679    2006
   Initial Shares                                                     7.85              8.02         12,560    2005
                                                                      7.50              7.85         12,167    2004
                                                                      6.04              7.50         12,095    2003
                                                                      8.63              6.04          7,848    2002
                                                                     10.00              8.63          1,048    2001
-------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                14.78             17.22         18,039    2006
                                                                     13.95             14.78         10,236    2005
                                                                     12.46             13.95          4,196    2004
                                                                      9.61             12.46          4,403    2003
                                                                     10.00              9.61             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares               17.97             22.07         10,204    2006
                                                                     16.61             17.97          4,010    2005
                                                                     13.43             16.61            522    2004
                                                                      9.62             13.43            522    2003
                                                                     10.00              9.62             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                               15.26             15.10          2,418    2006
                                                                     14.99             15.26            890    2005
                                                                     14.99             14.99            540    2004
                                                                     10.40             14.99            349    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                       10.50             10.92        296,221    2006
                                                                     10.25             10.50        215,583    2005
                                                                     10.12             10.25        167,089    2004
                                                                      9.97             10.12         52,650    2003
                                                                     10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                  14.72             14.50         86,629    2006
                                                                     13.95             14.72         26,115    2005
                                                                     13.33             13.95         15,863    2004
                                                                     10.40             13.33          3,671    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                     $13.86            $15.22       1,023,708   2006
                                                                      12.06             13.86         729,211   2005
                                                                      10.62             12.06         203,828   2004
                                                                       8.41             10.62          72,701   2003
                                                                       9.44              8.41          29,566   2002
                                                                      10.00              9.44           3,048   2001
--------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                      11.03             13.03         291,425   2006
                                                                      10.60             11.03         297,600   2005
                                                                       9.67             10.60         254,864   2004
                                                                       7.54              9.67         157,498   2003
                                                                       9.24              7.54          72,137   2002
                                                                      10.00              9.24          16,406   2001
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                            17.62             19.52         500,479   2006
                                                                      15.15             17.62         406,238   2005
                                                                      12.33             15.15         170,648   2004
                                                                       9.05             12.33          74,762   2003
                                                                      10.21              9.05          46,954   2002
                                                                      10.00             10.21           9,631   2001
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                   10.41             12.13         468,931   2006
                                                                      10.00             10.41         108,060   2005
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         13.05             14.27          22,072   2006
                                                                      13.11             13.05           7,699   2005
                                                                      12.32             13.11           2,087   2004
                                                                       9.85             12.32             971   2003
                                                                      10.00              9.85              --   2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     14.61             17.04          73,417   2006
                                                                      13.41             14.61           8,547   2005
                                                                      12.08             13.41           2,931   2004
                                                                       9.79             12.08           2,707   2003
                                                                      10.00              9.79              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 15.82             18.93          32,950   2006
                                                                      14.57             15.82          10,579   2005
                                                                      12.47             14.57           4,809   2004
                                                                       9.57             12.47             921   2003
                                                                      10.00              9.57              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            15.28             18.24          14,714   2006
                                                                      14.97             15.28          10,423   2005
                                                                      13.13             14.97           1,003   2004
                                                                      10.09             13.13             740   2003
                                                                      10.00             10.09             374   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.05          12,504   2006
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 12.46             13.97       1,021,926   2006
                                                                      12.19             12.46         974,704   2005
                                                                      11.44             12.19         390,819   2004
                                                                      10.00             11.44          11,203   2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      $10.85            $11.13         29,359    2006
                                                                       10.71             10.85         25,292    2005
                                                                       10.42             10.71         12,165    2004
                                                                       10.19             10.42          7,394    2003
                                                                       10.00             10.19             --    2002
---------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                       16.40             19.73          2,087    2006
                                                                       15.03             16.40          1,079    2005
                                                                       12.89             15.03             --    2004
                                                                        9.87             12.89             --    2003
                                                                       10.00              9.87             --    2002
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              16.67             19.20         31,643    2006
                                                                       15.49             16.67         29,101    2005
                                                                       12.98             15.49         14,229    2004
                                                                       10.16             12.98          9,374    2003
                                                                       10.00             10.16            152    2002
---------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              16.45             18.65          5,648    2006
                                                                       16.14             16.45          5,472    2005
                                                                       12.88             16.14          2,862    2004
                                                                        9.61             12.88          1,125    2003
                                                                       10.00              9.61             --    2002
---------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 13.36             15.35          2,386    2006
                                                                       13.38             13.36          1,826    2005
                                                                       12.40             13.38          1,739    2004
                                                                        9.82             12.40          1,637    2003
                                                                       10.00              9.82             --    2002
---------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                        10.00             10.71            733    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                       10.00             10.44         20,650    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1              10.00             11.01             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1             10.00             10.00            229    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                    10.00             10.87             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                 10.00             10.44         15,553    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                 10.00             10.22             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1         10.00             10.28          6,621    2006
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          8.25              8.72        147,902    2006
                                                                        8.03              8.25        135,434    2005
                                                                        7.47              8.03        108,120    2004
                                                                        6.19              7.47         72,388    2003
                                                                        8.68              6.19         40,187    2002
                                                                       10.00              8.68          2,249    2001
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.84             12.42         18,139    2006
                                                                       11.82             11.84         14,708    2005
                                                                       11.16             11.82          5,593    2004
                                                                       10.28             11.16          1,406    2003
                                                                       10.00             10.28             --    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.68             13.95         80,925    2006
                                                                       12.54             12.68         33,576    2005
                                                                       11.46             12.54         13,950    2004
                                                                       10.03             11.46         12,124    2003
                                                                       10.00             10.03            152    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $13.86            $14.71        112,072    2006
                                                                      13.41             13.86        111,510    2005
                                                                      12.77             13.41         71,661    2004
                                                                       9.91             12.77          8,853    2003
                                                                      10.00              9.91             --    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.27             11.61        367,668    2006
                                                                       9.85             10.27        282,120    2005
                                                                       9.16              9.85        231,025    2004
                                                                       7.35              9.16        166,822    2003
                                                                       9.21              7.35        128,125    2002
                                                                      10.00              9.21         12,321    2001
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         17.02             19.23        119,401    2006
                                                                      15.74             17.02        121,746    2005
                                                                      13.40             15.74         64,389    2004
                                                                       9.43             13.40         26,082    2003
                                                                      10.00              9.43            160    2002
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 13.11             14.09        173,957    2006
                                                                      12.78             13.11        156,318    2005
                                                                      11.84             12.78        115,339    2004
                                                                       9.78             11.84         72,936    2003
                                                                      10.04              9.78         26,611    2002
                                                                      10.00             10.04          5,392    2001
--------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                9.99             10.24         28,289    2006
                                                                      10.00              9.99         23,350    2005
--------------------------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                 $ 9.48            $ 9.91         1,262     2006
   Fund -- Series I shares                       8.86              9.48           671     2005
                                                 8.45              8.86           696     2004
                                                 6.63              8.45         1,093     2003
                                                 8.91              6.63           988     2002
                                                10.00              8.91           302     2001
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate                    11.47             16.05            --     2006
   Fund -- Series II shares                     10.00             11.47            --     2005
----------------------------------------------------------------------------------------------
 AIM V.I. Large Cap Growth
   Fund -- Series I shares                      10.00             10.19            --     2006
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.38             11.94        43,952     2006
   Portfolio -- Class B                         10.09             10.38        53,117     2005
                                                 9.22             10.09        54,273     2004
                                                 7.09              9.22        63,264     2003
                                                 9.28              7.09        64,654     2002
                                                10.00              9.28        16,785     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              8.78              8.58        16,785     2006
   Portfolio -- Class B                          7.77              8.78        30,628     2005
                                                 7.29              7.77        17,236     2004
                                                 6.01              7.29        18,188     2003
                                                 8.84              6.01         6,812     2002
                                                10.00              8.84         2,429     2001
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             14.31             16.48            --     2006
                                                13.91             14.31            --     2005
                                                12.51             13.91            --     2004
                                                 9.83             12.51            --     2003
                                                10.00              9.83            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               14.99             18.44            --     2006
                                                13.46             14.99            --     2005
                                                11.91             13.46            --     2004
                                                 9.72             11.91            --     2003
                                                10.00              9.72            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra(R) Fund -- Class I                    12.93             12.31            --     2006
                                                12.87             12.93            --     2005
                                                11.83             12.87            --     2004
                                                 9.63             11.83            --     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.63             17.08            --     2006
                                                14.17             14.63            --     2005
                                                12.60             14.17            --     2004
                                                 9.93             12.60            --     2003
                                                10.00              9.93            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class           9.94              9.94         2,012     2006
   II                                           10.00              9.94            --     2005
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                            $15.26            $16.17            --     2006
   Portfolios -- MidCap Stock                   14.21             15.26            --     2005
   Portfolio -- Initial Shares                  12.63             14.21            --     2004
                                                 9.74             12.63            --     2003
                                                10.00              9.74            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.85             10.14            --     2006
   Fund -- Money Market Portfolio                9.76              9.85            --     2005
                                                 9.87              9.76            --     2004
                                                 9.98              9.87            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                7.94              8.53           585     2006
   Growth Fund, Inc. -- Initial Shares           7.79              7.94           575     2005
                                                 7.46              7.79           539     2004
                                                 4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  14.68             17.07            --     2006
   VIP -- Class B Shares                        13.89             14.68            --     2005
                                                12.43             13.89            --     2004
                                                 9.61             12.43            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value                 17.85             21.87            --     2006
   VIP -- Class B Shares                        16.53             17.85            --     2005
                                                13.39             16.53            --     2004
                                                 9.61             13.39            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           15.15             14.97            --     2006
                                                14.92             15.15            --     2005
                                                14.95             14.92            --     2004
                                                10.40             14.95            --     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.43             10.82        27,567     2006
                                                10.21             10.43        23,505     2005
                                                10.09             10.21        36,250     2004
                                                 9.96             10.09        26,638     2003
                                                10.00              9.96            --     2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              14.62             14.38         2,336     2006
                                                13.89             14.62         2,274     2005
                                                13.29             13.89         2,410     2004
                                                10.40             13.29         2,410     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         13.73             15.05        12,607     2006
   Class 2                                      11.97             13.73         6,244     2005
                                                10.57             11.97         5,576     2004
                                                 8.38             10.57         8,161     2003
                                                 9.43              8.38         3,086     2002
                                                10.00              9.43           808     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service        $10.92            $12.88        26,754     2006
   Class 2                                      10.52             10.92        26,910     2005
                                                 9.62             10.52        26,278     2004
                                                 7.52              9.62        26,370     2003
                                                 9.23              7.52         9,911     2002
                                                10.00              9.23         2,062     2001
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         17.46             19.30        10,501     2006
   2                                            15.04             17.46        12,515     2005
                                                12.27             15.04        13,468     2004
                                                 9.02             12.27        26,957     2003
                                                10.20              9.02        13,738     2002
                                                10.00             10.20         1,571     2001
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities                     10.39             12.09         1,745     2006
   Fund -- Class 2 Shares                       10.00             10.39            --     2005
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           12.96             14.14            --     2006
   Fund -- Class 2 Shares                       13.05             12.96            --     2005
                                                12.29             13.05            --     2004
                                                 9.84             12.29            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         14.51             16.90         1,819     2006
   2 Shares                                     13.34             14.51         1,819     2005
                                                12.05             13.34         1,819     2004
                                                 9.79             12.05         1,818     2003
                                                10.00              9.79            --     2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   15.70             18.77            --     2006
   Fund -- Class 2 Shares                       14.50             15.70            --     2005
                                                12.44             14.50            --     2004
                                                 9.56             12.44            --     2003
                                                10.00              9.56            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              15.17             18.08            --     2006
   Fund -- Class 2 Shares                       14.90             15.17            --     2005
                                                13.09             14.90            --     2004
                                                10.09             13.09            --     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund --
   Class 2 Shares                               10.00             11.04            --     2006
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.39             13.86        14,668     2006
                                                12.15             12.39        15,026     2005
                                                11.42             12.15         9,115     2004
                                                10.00             11.42         8,700     2003
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.77             11.04            --     2006
                                                10.66             10.77            --     2005
                                                10.39             10.66            --     2004
                                                10.19             10.39            --     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 16.29             19.56            --     2006
                                                14.96             16.29            --     2005
                                                12.85             14.96            --     2004
                                                 9.87             12.85            --     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                       $16.56            $19.03         1,696     2006
                                                15.42             16.56         1,695     2005
                                                12.95             15.42         1,695     2004
                                                 9.87             12.95         1,695     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.34             18.49         1,721     2006
                                                16.07             16.34         1,721     2005
                                                12.85             16.07         1,721     2004
                                                 9.61             12.85         1,721     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           13.27             15.22            --     2006
                                                13.31             13.27            --     2005
                                                12.36             13.31            --     2004
                                                 9.81             12.36            --     2003
                                                10.00              9.81            --     2002
----------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Balanced
   Portfolio 1                                  10.00             10.70            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond
   Portfolio 1                                  10.00             10.43            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified
   Equity Portfolio 1                           10.00             11.00            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified
   Mid Cap Portfolio 1                          10.00              9.99            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Equity Index
   Portfolio 1                                  10.00             10.86            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Government
   Bond Portfolio 1                             10.00             10.43            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1                           10.00             10.21            --     2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid Mid
   Cap Growth Portfolio 1                       10.00             10.27            --     2006
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   8.17              8.62         5,923     2006
   Series -- Service Class Shares                7.97              8.17         6,448     2005
                                                 7.44              7.97         6,521     2004
                                                 6.17              7.44         5,766     2003
                                                 8.67              6.17        15,424     2002
                                                10.00              8.67           504     2001
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.76             12.31            --     2006
   Series -- Service Class Shares               11.77             11.76            --     2005
                                                11.13             11.77            --     2004
                                                10.27             11.13            --     2003
                                                10.00             10.27            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.59             13.83            --     2006
   Class Shares                                 12.48             12.59            --     2005
                                                11.43             12.48            --     2004
                                                10.02             11.43            --     2003
                                                10.00             10.02            --     2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.77             14.58           238     2006
   Fund/VA -- Service Shares                    13.35             13.77           267     2005
                                                12.73             13.35           109     2004
                                                 9.91             12.73            --     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                        10.17             11.48        23,006     2006
   Fund/VA -- Service Shares                     9.78             10.17        25,255     2005
                                                 9.11              9.78        23,156     2004
                                                 7.33              9.11        34,292     2003
                                                 9.20              7.33        24,867     2002
                                                10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap             $16.91            $19.07         4,327     2006
   Fund/VA -- Service Shares                    15.67             16.91         4,358     2005
                                                13.37             15.67         4,764     2004
                                                 9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.99             13.93        17,739     2006
   Class Shares                                 12.68             12.99        18,941     2005
                                                11.77             12.68        19,854     2004
                                                 9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class             9.97             10.20            --     2006
   Shares                                       10.00              9.97            --     2005
----------------------------------------------------------------------------------------------

   Each Annuitant Age 70 or Younger With the Enhanced Payment Benefit Option

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares             $10.59            $11.08         35,344    2006
                                                                      9.89             10.59         16,101    2005
                                                                      9.43              9.89         16,724    2004
                                                                      7.40              9.43         12,730    2003
                                                                     10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares               11.48             16.07          9,702    2006
                                                                     10.00             11.48          1,448    2005
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                  10.00             10.19         17,928    2006
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           11.08             12.75        276,360    2006
                                                                     10.76             11.08        284,268    2005
                                                                      9.84             10.76        261,035    2004
                                                                      7.56              9.84        169,732    2003
                                                                     10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            10.43             10.20        105,678    2006
                                                                      9.23             10.43         90,714    2005
                                                                      8.66              9.23         86,258    2004
                                                                      7.13              8.66         66,220    2003
                                                                     10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 14.33             16.52         18,291    2006
                                                                     13.92             14.33         17,840    2005
                                                                     12.52             13.92         11,847    2004
                                                                      9.84             12.52          8,523    2003
                                                                     10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   15.02             18.48         16,433    2006
                                                                     13.48             15.02         11,433    2005
                                                                     11.92             13.48          8,770    2004
                                                                      9.73             11.92          2,047    2003
                                                                     10.00              9.73             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        12.96             12.33         46,439    2006
                                                                     12.89             12.96         45,479    2005
                                                                     11.83             12.89         29,179    2004
                                                                      9.63             11.83            662    2003
                                                                     10.00              9.63             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                           14.66             17.12         94,935    2006
                                                                     14.18             14.66         97,809    2005
                                                                     12.61             14.18         87,690    2004
                                                                      9.94             12.61         63,811    2003
                                                                     10.00              9.94             --    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            9.95              9.95         23,394    2006
                                                                     10.00              9.95         15,057    2005
-------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --         15.29             16.21          3,847    2006
   Initial Shares                                                    14.23             15.29          3,849    2005
                                                                     12.63             14.23          3,913    2004
                                                                      9.75             12.63          1,353    2003
                                                                     10.00              9.75             --    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio        $ 9.88            $10.17         56,061    2006
                                                                      9.78              9.88         50,673    2005
                                                                      9.88              9.78         57,513    2004
                                                                      9.99              9.88            550    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. --               9.35             10.05         22,401    2006
   Initial Shares                                                     9.17              9.35         21,848    2005
                                                                      8.77              9.17         18,353    2004
                                                                      7.08              8.77          2,414    2003
                                                                     10.00              7.08             --    2002
-------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                14.71             17.11         35,208    2006
                                                                     13.90             14.71         30,460    2005
                                                                     12.44             13.90         29,297    2004
                                                                      9.61             12.44         17,801    2003
                                                                     10.00              9.61             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares               17.88             21.92         40,177    2006
                                                                     16.55             17.88         25,761    2005
                                                                     13.40             16.55         20,023    2004
                                                                      9.62             13.40          3,257    2003
                                                                     10.00              9.62             --    2002
-------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                               15.18             15.00         10,491    2006
                                                                     14.94             15.18         10,180    2005
                                                                     14.96             14.94          6,392    2004
                                                                     10.40             14.96          2,760    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                       10.44             10.85        328,257    2006
                                                                     10.22             10.44        333,526    2005
                                                                     10.10             10.22        250,029    2004
                                                                      9.97             10.10         28,306    2003
                                                                     10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                  14.64             14.41         44,402    2006
                                                                     13.90             14.64         41,445    2005
                                                                     13.30             13.90         33,095    2004
                                                                     10.40             13.30         13,554    2003
                                                                     10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                     14.41             15.80        450,637    2006
                                                                     12.55             14.41        398,677    2005
                                                                     11.08             12.55        266,394    2004
                                                                      8.78             11.08        135,316    2003
                                                                     10.00              8.78         60,564    2002
-------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                     11.43             13.48        240,836    2006
                                                                     11.00             11.43        224,213    2005
                                                                     10.05             11.00        213,582    2004
                                                                      7.85             10.05        102,175    2003
                                                                     10.00              7.85         33,456    2002
-------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                           17.00             18.81        200,338    2006
                                                                     14.64             17.00        203,574    2005
                                                                     11.94             14.64        146,394    2004
                                                                      8.77             11.94         95,913    2003
                                                                     10.00              8.77         48,119    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                  $10.40            $12.10        182,453    2006
                                                                      10.00             10.40         28,591    2005
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         12.99             14.17         22,384    2006
                                                                      13.06             12.99         19,756    2005
                                                                      12.30             13.06         17,459    2004
                                                                       9.85             12.30          6,139    2003
                                                                      10.00              9.85             --    2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     14.53             16.93         35,958    2006
                                                                      13.36             14.53         22,235    2005
                                                                      12.05             13.36         22,138    2004
                                                                       9.79             12.05          6,192    2003
                                                                      10.00              9.79             --    2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 15.74             18.81         93,313    2006
                                                                      14.52             15.74         77,610    2005
                                                                      12.45             14.52         71,929    2004
                                                                       9.57             12.45         43,314    2003
                                                                      10.00              9.57             --    2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            15.20             18.12         14,426    2006
                                                                      14.92             15.20         12,832    2005
                                                                      13.10             14.92          6,665    2004
                                                                      10.09             13.10            896    2003
                                                                      10.00             10.09             --    2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                  10.00             11.04          3,722    2006
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                 12.41             13.89        288,046    2006
                                                                      12.16             12.41        235,563    2005
                                                                      11.42             12.16        202,048    2004
                                                                      10.00             11.42         31,429    2003
--------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      10.79             11.06        139,417    2006
                                                                      10.64             10.79        143,327    2005
                                                                      10.40             10.64         99,245    2004
                                                                      10.19             10.40         23,893    2003
                                                                      10.00             10.19             --    2002
--------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                      16.32             19.60         14,622    2006
                                                                      14.98             16.32          7,521    2005
                                                                      12.86             14.98          4,494    2004
                                                                       9.87             12.86            950    2003
                                                                      10.00              9.87             --    2002
--------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                             16.59             19.07        151,223    2006
                                                                      15.44             16.59        152,287    2005
                                                                      12.96             15.44        122,140    2004
                                                                      10.16             12.96         52,773    2003
                                                                      10.00             10.16             --    2002
--------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                             16.37             18.53         17,540    2006
                                                                      16.09             16.37         18,831    2005
                                                                      12.86             16.09         15,882    2004
                                                                       9.61             12.86          4,609    2003
                                                                      10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                $13.29            $15.25          8,431    2006
                                                                       13.33             13.29          9,679    2005
                                                                       12.37             13.33          8,192    2004
                                                                        9.82             12.37          2,737    2003
                                                                       10.00              9.82             --    2002
---------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio 1                        10.00             10.70             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio 1                       10.00             10.43          1,294    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio 1              10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio 1             10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio 1                    10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio 1                 10.00             10.43          2,350    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1                 10.00             10.21             --    2006
---------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio 1         10.00             10.27             --    2006
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares          9.61             10.14         79,976    2006
                                                                        9.37              9.61         91,062    2005
                                                                        8.73              9.37         82,552    2004
                                                                        7.24              8.73         51,479    2003
                                                                       10.00              7.24         20,603    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               11.78             12.33         35,099    2006
                                                                       11.78             11.78         29,430    2005
                                                                       11.13             11.78         13,199    2004
                                                                       10.28             11.13          5,724    2003
                                                                       10.00             10.28             --    2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   12.62             13.86        100,223    2006
                                                                       12.50             12.62         78,093    2005
                                                                       11.44             12.50         38,814    2004
                                                                       10.03             11.44          5,547    2003
                                                                       10.00             10.03             --    2002
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           13.79             14.61        207,571    2006
                                                                       13.37             13.79        218,436    2005
                                                                       12.74             13.37        199,631    2004
                                                                        9.91             12.74         66,420    2003
                                                                       10.00              9.91             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.89             12.29        342,806    2006
                                                                       10.46             10.89        343,711    2005
                                                                        9.74             10.46        331,477    2004
                                                                        7.83              9.74        242,188    2003
                                                                       10.00              7.83        127,593    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          16.94             19.11        132,372    2006
                                                                       15.69             16.94        116,049    2005
                                                                       13.38             15.69         97,208    2004
                                                                        9.43             13.38         53,612    2003
                                                                       10.00              9.43             --    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares          $12.97            $13.92        175,777    2006
                                                                12.66             12.97        146,080    2005
                                                                11.74             12.66        130,738    2004
                                                                 9.71             11.74         76,350    2003
                                                                10.00              9.71         39,904    2002
--------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares          9.98             10.21         36,640    2006
                                                                10.00              9.98         18,052    2005
--------------------------------------------------------------------------------------------------------------

        Each Annuitant Over Age 70 With Enhanced Payment Benefit Option

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                 $10.51            $10.97         5,954     2006
   Fund -- Series I shares                       9.83             10.51         2,675     2005
                                                 9.39              9.83         2,844     2004
                                                 7.38              9.39         2,931     2003
                                                10.00              7.38            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Global Real Estate                    11.46             16.01           154     2006
   Fund -- Series II shares                     10.00             11.46            --     2005
----------------------------------------------------------------------------------------------
 AIM V.I. Large Cap Growth -- Series I
   shares                                       10.00             10.18            --     2006
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.99             12.63        80,359     2006
   Portfolio -- Class B                         10.70             10.99        86,656     2005
                                                 9.80             10.70        87,605     2004
                                                 7.55              9.80        72,558     2003
                                                10.00              7.55        29,436     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth             10.35             10.10        17,631     2006
   Portfolio -- Class B                          9.18             10.35        17,191     2005
                                                 8.62              9.18        19,610     2004
                                                 7.12              8.62        16,464     2003
                                                10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
 Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             14.23             16.37            --     2006
                                                13.86             14.23            --     2005
                                                12.49             13.86            --     2004
                                                 9.84             12.49            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               14.92             18.32           844     2006
                                                13.42             14.92         1,594     2005
                                                11.89             13.42            --     2004
                                                 9.73             11.89            --     2003
                                                10.00              9.73            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra Fund -- Class I                       12.87             12.23           458     2006
                                                12.83             12.87         1,225     2005
                                                11.80             12.83         1,061     2004
                                                 9.63             11.80           902     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       14.56             16.97           211     2006
                                                14.12             14.56           155     2005
                                                12.57             14.12            --     2004
                                                 9.94             12.57            --     2003
                                                10.00              9.94            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class           9.93              9.91         4,617     2006
   II                                           10.00              9.93            --     2005
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment                             15.18             16.07           168     2006
   Portfolios -- MidCap Stock                   14.16             15.18            --     2005
   Portfolio -- Initial Shares                  12.60             14.16            --     2004
                                                 9.75             12.60            --     2003
                                                10.00              9.75            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                   $ 9.81            $10.08          3,383    2006
   Fund -- Money Market Portfolio                9.73              9.81          2,189    2005
                                                 9.85              9.73          3,207    2004
                                                 9.99              9.85             --    2003
                                                10.00              9.99             --    2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                9.27              9.95             --    2006
   Growth Fund, Inc. -- Initial Shares           9.12              9.27             --    2005
                                                 8.74              9.12             --    2004
                                                 7.06              8.74             --    2003
                                                10.00              7.06             --    2002
----------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------
 DWS Dreman High Return Equity                  14.61             16.96          1,478    2006
   VIP -- Class B Shares                        13.84             14.61             --    2005
                                                12.40             13.84             --    2004
                                                 9.61             12.40             --    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 DWS Dreman Small Mid Cap Value                 17.76             21.73            340    2006
   VIP -- Class B Shares                        16.47             17.76            386    2005
                                                13.36             16.47            399    2004
                                                 9.62             13.36             38    2003
                                                10.00              9.62             --    2002
----------------------------------------------------------------------------------------------
 DWS Technology VIP -- Class B Shares           15.08             14.87            582    2006
                                                14.87             15.08            582    2005
                                                14.92             14.87            582    2004
                                                10.40             14.92            582    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.37             10.75        119,311    2006
                                                10.17             10.37        119,710    2005
                                                10.07             10.17         73,987    2004
                                                 9.97             10.07          8,927    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              14.55             14.28          2,277    2006
                                                13.84             14.55          2,222    2005
                                                13.27             13.84          2,313    2004
                                                10.40             13.27          1,094    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         14.30             15.65         50,160    2006
   Class 2                                      12.48             14.30         53,025    2005
                                                11.04             12.48         29,932    2004
                                                 8.77             11.04         13,793    2003
                                                10.00              8.77          2,258    2002
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         11.34             13.35         61,282    2006
   Class 2                                      10.94             11.34         65,539    2005
                                                10.01             10.94         60,159    2004
                                                 7.84             10.01         52,444    2003
                                                10.00              7.84         22,674    2002
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         16.87             18.62         41,814    2006
   2                                            14.56             16.87         38,530    2005
                                                11.89             14.56         38,518    2004
                                                 8.76             11.89         44,549    2003
                                                10.00              8.76         42,836    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities                    $10.38            $12.06        16,110     2006
   Fund -- Class 2 Shares                       10.00             10.38           907     2005
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           12.90             14.05           406     2006
   Fund -- Class 2 Shares                       13.00             12.90            --     2005
                                                12.27             13.00            --     2004
                                                 9.85             12.27            --     2003
                                                10.00              9.85            --     2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         14.44             16.78         6,472     2006
   2 Shares                                     13.30             14.44           750     2005
                                                12.02             13.30           906     2004
                                                 9.79             12.02           906     2003
                                                10.00              9.79            --     2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   15.63             18.64         5,076     2006
   Fund -- Class 2 Shares                       14.45             15.63         2,319     2005
                                                12.41             14.45         2,253     2004
                                                 9.57             12.41           202     2003
                                                10.00              9.57            --     2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              15.10             17.96         1,288     2006
   Fund -- Class 2 Shares                       14.85             15.10         1,028     2005
                                                13.07             14.85           734     2004
                                                10.09             13.07           734     2003
                                                10.00             10.09            --     2002
----------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund
   -- Class 2 Shares                            10.00             11.03         3,452     2006
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.34             13.79        14,965     2006
                                                12.12             12.34        11,682     2005
                                                11.41             12.12        12,533     2004
                                                10.00             11.41        10,503     2003
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.72             10.97         7,635     2006
                                                10.62             10.72         5,541     2005
                                                10.37             10.62         7,683     2004
                                                10.19             10.37           534     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 16.21             19.43         1,875     2006
                                                14.91             16.21         1,875     2005
                                                12.83             14.91         2,379     2004
                                                 9.87             12.83           973     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        16.48             18.91         3,115     2006
                                                15.36             16.48         3,083     2005
                                                12.92             15.36         3,884     2004
                                                10.16             12.92         1,094     2003
                                                10.00             10.16            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        16.26             18.37         1,076     2006
                                                16.01             16.26         1,240     2005
                                                12.82             16.01         1,719     2004
                                                 9.61             12.82            40     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio          $13.21            $15.12          2,132    2006
                                                13.27             13.21          2,234    2005
                                                12.36             13.27          2,786    2004
                                                 9.82             12.36             --    2003
                                                10.00              9.82             --    2002
----------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Balanced
   Portfolio 1                                  10.00             10.69             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond
   Portfolio 1                                  10.00             10.42             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified
   Equity Portfolio 1                           10.00             10.99             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified
   Mid Cap Portfolio 1                          10.00              9.98             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Equity Index
   Portfolio 1                                  10.00             10.85             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Government
   Bond Portfolio 1                             10.00             10.42          2,008    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1                           10.00             10.20             --    2006
----------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid Mid
   Cap Growth Portfolio 1                       10.00             10.25             --    2006
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   9.53             10.04         23,624    2006
   Series -- Service Class Shares                9.31              9.53         26,498    2005
                                                 8.70              9.31         34,396    2004
                                                 7.23              8.70         38,613    2003
                                                10.00              7.23         34,313    2002
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.70             12.23          3,984    2006
   Series -- Service Class Shares               11.73             11.70          3,648    2005
                                                11.10             11.73          1,208    2004
                                                10.28             11.10            952    2003
                                                10.00             10.28             --    2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.53             13.74          1,081    2006
   Class Shares                                 12.44             12.53          3,658    2005
                                                11.41             12.44            643    2004
                                                10.03             11.41            175    2003
                                                10.00             10.03             --    2002
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.70             14.49          4,896    2006
   Fund/VA -- Service Shares                    13.30             13.70          7,771    2005
                                                12.71             13.30          4,496    2004
                                                 9.91             12.71            997    2003
                                                10.00              9.91             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                        10.80             12.17        102,977    2006
   Fund/VA -- Service Shares                    10.40             10.80        114,447    2005
                                                 9.71             10.40        144,709    2004
                                                 7.82              9.71        168,642    2003
                                                10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              16.82             18.94         17,510    2006
   Fund/VA -- Service Shares                    15.61             16.82         17,502    2005
                                                13.34             15.61         15,415    2004
                                                 9.43             13.34          8,173    2003
                                                10.00              9.43             --    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative        $12.87            $13.78        25,954     2006
   Class Shares                                 12.59             12.87        24,619     2005
                                                11.70             12.59        26,261     2004
                                                 9.70             11.70        22,290     2003
                                                10.00              9.70        12,000     2002
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class             9.96             10.18         1,290     2006
   Shares                                       10.00              9.96            --     2005
----------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-3
   Transfer of Annuity Units.................................................................................... B-3
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-8
   Incontestability............................................................................................. B-8
   Statement of Values.......................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................ B-8
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life Insurance Company of New York....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date